Significant Accounting Policies (Details) - Schedule of potential dilutive securities denominated in ordinary shares equivalents that were excluded from the computation of diluted earnings (loss) per share - shares
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Public Warrants [Member]
Significant Accounting Policies (Details) - Schedule of potential dilutive securities denominated in ordinary shares equivalents that were excluded from the computation of diluted earnings (loss) per share [Line Items]
Total basic and diluted earnings (loss) per ordinary share	17,795,000	17,795,000	17,795,000
August 2020 PIPE Warrants [Member]
Significant Accounting Policies (Details) - Schedule of potential dilutive securities denominated in ordinary shares equivalents that were excluded from the computation of diluted earnings (loss) per share [Line Items]
Total basic and diluted earnings (loss) per ordinary share	1,500,000
December 2020 Convertible Debenture [Member]
Significant Accounting Policies (Details) - Schedule of potential dilutive securities denominated in ordinary shares equivalents that were excluded from the computation of diluted earnings (loss) per share [Line Items]
Total basic and diluted earnings (loss) per ordinary share	800,000
December 2020 Series A Warrant [Member]
Significant Accounting Policies (Details) - Schedule of potential dilutive securities denominated in ordinary shares equivalents that were excluded from the computation of diluted earnings (loss) per share [Line Items]
Total basic and diluted earnings (loss) per ordinary share	1,200,000
December 2020 Series B Warrant [Member]
Significant Accounting Policies (Details) - Schedule of potential dilutive securities denominated in ordinary shares equivalents that were excluded from the computation of diluted earnings (loss) per share [Line Items]
Total basic and diluted earnings (loss) per ordinary share	5,000,000
December 2020 Series C Warrant [Member]
Significant Accounting Policies (Details) - Schedule of potential dilutive securities denominated in ordinary shares equivalents that were excluded from the computation of diluted earnings (loss) per share [Line Items]
Total basic and diluted earnings (loss) per ordinary share	7,500,000